MERGER AND SELF-MANAGEMENT TRANSACTION - BrixInvest Purchase Price Allocation (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Liabilities:
Goodwill, net	$ (50,588,000)	$ (17,320,857)	$ (17,320,857)
BrixInvest
Assets:
Cash and cash equivalents	(204,176)
Prepaid expenses and other assets	(305,212)
Operating lease right-of-use asset	(2,386,877)
Intangible assets	(7,700,000)
Liabilities:
Short-term notes payable	4,800,000
Due to affiliates	630,820
Bank line of credit	800,000
Accounts payable and other liabilities	2,070,968
Operating lease liability	2,386,877
Net	92,400
Add: Cancellation of investment in the Company	(107,400)		0
Less: Contribution of Class M OP Units and Class P OP Units	50,603,000
Goodwill, net	$ (50,588,000)		$ 0